Loss before Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Loss For Year [Abstract]
Loss Before Income Taxes

Loss before income taxes includes the following specific expenses:

	Year Ended December 31,		Six Months Ended December 31,	Year Ended June 30,
(in U.S. dollars)	2024	2023	2022	2022
Share-based payments expense^
Performance rights granted	$5,591,417	$5,094,244	$4,857,249	$11,307,550
Share rights granted	444,613	399,982	444,480	2,260,399
Options granted	(512,470)	127,734	52,700	962,800
Total share-based compensation expense	$5,523,560	$5,621,960	$5,354,429	$14,530,749
^ Refer to note 28 for further information regarding share-based payments.
Borrowing costs
Interest accrued on loan notes	$1,776,230	$980,852	$—	$—
Unwinding of fair value gain	25,510	18,553	25,945	43,979
Interest accrued on borrowings	1,765,258	1,864,697	917,476	1,468,569
Total borrowing costs	$3,566,998	$2,864,102	$943,421	$1,512,548

Schedule of Administrative and Other Expenses

(in U.S. dollars)	Year Ended December 31,		Six Months Ended December 31,	Year Ended June 30,
Administrative and other expenses	2024	2023	2022	2022
Insurance	$4,125,899	$6,750,308	$4,019,027	$3,842,129
Legal fees	2,735,055	1,730,766	895,138	1,426,081
Occupancy expenses	2,470,502	418,206	628,816	1,729,282
Consulting fees	4,298,968	3,672,513	751,047	1,080,601
Software implementation and systems-related expenses	1,214,833	1,758,962	1,034,420	—
Other	5,074,035	4,533,142	4,153,199	4,513,616
Total administrative and other expenses	$19,919,292	$18,863,896	$11,481,647	$12,591,709